August 21, 2019
Securities and Exchange Commission
100 F. Street, NE
Washington, DC 20549
RE:	Thrivent Variable Annuity Account I Amended Form N-4 Registration Statement File No. 333-229611 Pre-Effective Amendment No. 1 and File No. 811-21111 Post-Effective Amendment No. 31
Commissioners:
Thrivent Financial for Lutherans (the “Company”), on behalf of its Thrivent Variable Annuity Account I, a separate account established under Wisconsin law (“Registrant”), is electronically filing herewith Pre-Effective Amendment No. 1 to the above-referenced Form N-4 Registration Statement under the Securities Act of 1933, which constitutes Amendment number 31 to the Registration Statement under the Investment Company Act of 1940 (collectively the “Amendment”).
Registrant is filing the Amendment to include revised prospectus disclosure prepared in response to Commission staff comments regarding the Company’s Member Dispute Resolution Program. The Amendment also includes updated Parts B and C to the Registration Statement, along with exhibits as indicated. Registrant would appreciate receiving comments on the Amendment promptly.
Please feel free to call me at 920-628-2347 with any questions or comments on the filing.
Respectfully,
/s/ Cynthia K. Mueller
Cynthia K. Mueller
Senior Counsel
Enclosures